Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Depreciation and depletion	$ 402,371	$ 383,852
Impairment (reversal of impairment) of long-lived assets (Note 10)	322,148	(909)
Deferred income tax recovery (Note 20)	(11,336)	(3,917)
Share of net income of associates (Note 11)	(19,871)	(10,183)
Write-down of mineral property interests (Note 10)	19,905	12,366
Share-based payments (Note 15)	18,174	24,676
Non-cash interest and financing expense	13,925	10,842
Change in fair value of gold stream obligation (Note 18)	12,300	0
Restructuring charges (Note 10)	12,151	0
Unrealized losses on derivative instruments (Note 17)	4,500	10,442
Loss on sale of mining interest (Note 10)	0	2,804
Other	20,694	(4,029)
Non-cash (credits) charges	$ 794,961	$ 425,944